FAIR VALUE MEASUREMENTS - Schedule of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Assets:
Forward contract assets		¥ 36
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Forward Contract Assets Current
Liabilities:
Warrant liabilities	¥ 8	¥ 196,390
Non-observable input (Level 3)
Assets:
Forward contract assets		36
Liabilities:
Warrant liabilities	¥ 8	¥ 196,390